EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the MetLife Core Plus Fund and MetLife Multi-Sector Fixed Income Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on July 1, 2019 (SEC Accession No. 0001398344-19-011396), in interactive data format.